Revenues and Cost of Revenues (Tables)	6 Months Ended
Jun. 30, 2013
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
	Six Months Ended June 30,
	2012	2013

Sales of marine petroleum products	3,673,881	3,239,312
Voyage revenues	12,204	10,213
Other revenues	12,890	12,790
Revenues	3,698,975	3,262,315

Cost of marine petroleum products	3,533,673	3,112,866
Cost of voyage revenues	8,123	6,728
Cost of other revenues	768	2,516
Cost of Revenues	3,542,564	3,122,110